Stockholders’ Equity (Details Narrative 3) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 22, 2022	Apr. 27, 2021	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022
Class of Stock [Line Items]
Aggregate value					$ 3,000,000	$ 3,000,000
Settlement of Common Stock from contingent liability related to Measure				$ 2,812,500	$ 2,812,500	$ 2,812,500
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued acquisition					1,927,407	1,927,407
Aggregate value					$ 1,927	$ 1,927
Settlement of Common Stock from contingent liability related to Measure				$ (499)	$ (499)	$ (499)
Options Issuances [Member] | Mica Sense [Member]
Class of Stock [Line Items]
Issued options to purchase		540,541
Fair market values		$ 3,000,000
Options Issuances [Member] | Measure [Member]
Class of Stock [Line Items]
Issued options to purchase						5,319,145
Fair market values						$ 24,375,000
Measure Acquisition Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued acquisition held			997,338
Measure Acquisition Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued acquisition			5,319,145
Number of shares issued acquisition held			997,338
Settlement Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued acquisition	498,669
Settlement of Common Stock from contingent liability related to Measure	$ 2,812,500
Settlement Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued acquisition	997,338
Number of shares issued acquisition	498,669
Settlement of Common Stock from contingent liability related to Measure	$ 2,812,500
Sensefly [Member] | Sense Fly SA Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued acquisition			1,927,407
Aggregate value			$ 3,000,000